March 3, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds

Post-Effective Amendment No. 104

Securities Act File No. 333-146680

Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each series of the Trust would not have differed from those contained in Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2021 and became effective on February 26, 2021.

If you have any questions regarding this certification, please contact me at 215-405-2455.

Sincerely,

/s/ Andrew Kim
Andrew Kim

cc:                Lucia Sitar, Aberdeen Standard Investments Inc.

Thomas C. Bogle, Dechert LLP

Stephanie A. Capistron, Dechert LLP

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Standard Investments Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Aberdeen Standard Investments is a brand of the investment businesses of Aberdeen Asset Management and Standard Life Investments.